[Letterhead of Pacific Life]
CHARLENE GRANT
Assistant Vice President
Insurance Counsel
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
Charlene.Grant@pacificlife.com
November 3, 2009
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company M’s Versatile Product VIII Flexible Premium Life Insurance Policy Post-Effective Amendment No. 5, File No. 333-152224
Dear Sir or Madam:
On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No.5 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to a variable life insurance policy, designated as M’s Versatile Product VIII Flexible Premium Variable Life Insurance Policy (“MVP VIII”) (formerly designated as M’s Versatile Product VII Flexible Premium Variable Life Insurance Policy (“MVP VII”)), which is funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”).
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984). The MVP VIII is a product with general design based upon the recently filed M’s Versatile Product VII Flexible Premium Variable Life Insurance Policy (“MVP VII”), File #333-152224, which went effective on October 10, 2008. This filing of MVP VIII includes revisions to the transfer provisions section of the prospectus, and includes a supplement to the prospectus designating an Indexed Fixed Account investment option.
No fees are required in connection with this filing.
Please contact me with any questions or comments.
Sincerely,
/s/CHARLENE GRANT
Charlene Grant